SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY FLORIDA PORTFOLIO
SMITH BARNEY GEORGIA PORTFOLIO
SMITH BARNEY INCOME RETURN ACCOUNT PORTFOLIO
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LIMITED TERM PORTFOLIO
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
SMITH BARNEY NATIONAL PORTFOLIO
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
SMITH BARNEY NEW YORK PORTFOLIO
SMITH BARNEY OREGON MUNICIPALS FUND
SMITH BARNEY PENNSYLVANIA PORTFOLIO
SMITH BARNEY TAX-EXEMPT INCOME FUND

               SUPPLEMENT DATED OCTOBER 7, 1996 TO PROSPECTUSES*

  The following supplements and, to the extent inconsistent therewith, supersedes the information contained in each Fund's Prospectus under "Purchase of Shares-Systematic Investment Plan":

  For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the
Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $50.

                            ----------------------

  The following information supplements the section of the Prospectus of each of the funds listed above (each a "Fund") entitled "Purchase of Shares-- Initial
Sales Charge Waivers:"

  Purchases of Class A shares also may be made at net asset value without a sales charge by investors participating in a Smith Barney fee based arrangement.

                            ----------------------

  The provisions contained in the Prospectus under "Exchange Privilege--
Class A
Exchanges" notwithstanding, effective October 4, 1996, Class A shares of the
Fund that are exchanged for the same class of shares of another Smith
Barney
Mutual Fund sold with a higher maximum sales charge, will not be subject to any sales charge differential.

-----------
* Prospectuses dated:

SMITH BARNEY
  CALIFORNIA
  MUNICIPALS
  FUND INC.      June 3, 1996
SMITH BARNEY
  FLORIDA
  PORTFOLIO      July 29, 1996
SMITH BARNEY
  GEORGIA
  PORTFOLIO      July 1, 1996
SMITH BARNEY
  INCOME RE-
  TURN AC-
  COUNT PORT-
  FOLIO          April 1, 1996
SMITH BARNEY
  INTERMEDIATE
  MATURITY
  CALIFORNIA
  MUNICIPALS
  FUND           March 22, 1996
SMITH BARNEY
  INTERMEDIATE
  MATURITY
  NEW YORK
  MUNICIPALS
  FUND           March 22, 1996
SMITH BARNEY
  LIMITED
  TERM PORT-
  FOLIO          July 29, 1996
SMITH BARNEY
  MANAGED
  MUNICIPALS
  FUND INC.      May 6, 1996
SMITH BARNEY
  MASSACHUSETTS
  MUNICIPALS
  FUND           January 29, 1996
SMITH BARNEY
  NATIONAL
  PORTFOLIO      July 1, 1996
SMITH BARNEY
  NEW JERSEY
  MUNICIPALS
  FUND INC.      June 1, 1996
SMITH BARNEY
  NEW YORK
  PORTFOLIO      July 29, 1996
SMITH BARNEY
  OREGON
  MUNICIPALS
  FUND           August 19, 1996
SMITH BARNEY
  PENNSYLVANIA
  PORTFOLIO      July 1, 1996
SMITH BARNEY
  TAX-EXEMPT
  INCOME FUND    November 28, 1995

FD01212 10/96